Significant transactions (Details) - USD ($)					12 Months Ended
	Jun. 08, 2021	May 27, 2020	Apr. 02, 2019	Mar. 13, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 23, 2019	Apr. 09, 2019
Disclosure of detailed information about business combination [line items]
Purchase of intangible assets					$ 480,000,000	$ 88,000,000	$ 123,000,000
Financial debts					4,080,000,000	4,118,000,000			$ 3,500,000,000
Cash paid for intercompany transactions related to spin-off			$ 3,100,000,000
Net assets									$ 20,000,000,000
Net identifiable assets acquired					0	0	418,000,000
Acquired research and development					0	0	505,000,000
Goodwill					0	0	6,000,000
Consideration paid (received)					$ 0	$ 0	$ 283,000,000
Simbrinza
Disclosure of detailed information about business combination [line items]
Purchase of intangible assets	$ 355,000,000
PowerVision, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Consideration transferred, acquisition-date fair value				$ 424,000,000
Cash transferred				289,000,000
Contingent liabilities recognised as of acquisition date				135,000,000
Net identifiable assets acquired				418,000,000
Acquired research and development				505,000,000
Net deferred tax liabilities recognised				93,000,000
Other net assets recognised as of acquisition date				6,000,000
Goodwill				6,000,000
Consideration paid (received)				$ 283,000,000
Bridge and Term Loans
Disclosure of detailed information about business combination [line items]
Notional amount								$ 2,000,000,000
Series 2026 notes
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate								2.75%
Notional amount								$ 500,000,000
Series 2029 notes
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate								3.00%
Notional amount								$ 1,000,000,000
Series 2049 notes
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate								3.80%
Notional amount								$ 500,000,000
Bridge and other term loans
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings			$ 3,200,000,000
Series 2030 notes
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings		$ 750,000,000
Borrowings, interest rate		2.60%
Notional amount		$ 750,000,000